Revenue (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Revenue [Abstract]
Schedule of Disaggregation of Revenue and Cashflows are Affected by Economic Factors	This level of disaggregation takes into consideration how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors:
	Six Months Ended
	March 31,
	2026	2025
Enterprise Platform Access	$134,125	$131,625
Delivery-as-a-Service	-	-
Total revenue	$134,125	$131,625
This level of disaggregation takes into consideration how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors:
	September 30,
	2025	2024
Enterprise Platform Access	259,875	534,582
Delivery-as-a-Service	132,864	8,392
Total revenue	392,739	542,974